Segment Information - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue		$ 4,197.2	$ 3,771.1	$ 5,462.6
Cost of sales and services		(3,537.6)	(3,293.5)	(4,667.1)
Gross Profit		$ 659.6	$ 477.6	$ 795.5
Gross profit %		15.70%	12.70%	14.60%
Operating income (expense)		$ (458.3)	$ (801.0)	$ (872.5)
Operating profit before financial income (expense)		201.3	(323.4)	(77.0)
Financial income (expense), net		(199.4)	(232.7)	(116.1)
Foreign exchange gain (loss), net		25.5	(79.1)	6.9
Loss before taxes on income		27.4	(635.2)	(186.2)
Income tax expense	$ (5.0)	(70.9)	(93.1)	(130.3)
Loss for the period		(43.5)	(728.3)	(316.5)
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue		4,197.2	3,771.1	$ 5,462.6
Operating Segments [member] | Unallocated [member]
Disclosure of operating segments [line items]
Gross profit %				0.00%
Operating income (expense)		(69.0)	(69.2)
Operating profit before financial income (expense)		(69.0)	(69.2)
Financial income (expense), net		(199.4)	(232.7)	$ (116.1)
Foreign exchange gain (loss), net		25.5	(79.1)	6.9
Income tax expense		(70.9)	(93.1)	(130.3)
Commercial Aviation [Member]
Disclosure of operating segments [line items]
Revenue		1,316.4	1,114.4	2,234.4
Cost of sales and services		(1,263.9)	(1,086.8)	(1,971.1)
Gross Profit		$ 52.5	$ 27.6	$ 263.3
Gross profit %		4.00%	2.50%	11.80%
Operating income (expense)		$ (57.1)	$ (300.8)	$ (332.2)
Operating profit before financial income (expense)		(4.6)	(273.2)	(68.9)
Commercial Aviation [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue		1,316.4	1,114.4	2,234.4
Defense and Security [Member]
Disclosure of operating segments [line items]
Revenue		594.4	653.9	576.3
Cost of sales and services		(488.4)	(549.1)	(539.6)
Gross Profit		$ 106.0	$ 104.8	$ 36.7
Gross profit %		17.80%	16.00%	6.40%
Operating income (expense)		$ (89.0)	$ (72.2)	$ (98.7)
Operating profit before financial income (expense)		17.0	32.6	(62.0)
Defense and Security [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue		594.4	653.9	576.3
Executive Jets [Member]
Disclosure of operating segments [line items]
Revenue		1,130.1	1,071.5	1,397.0
Cost of sales and services		(923.4)	(886.1)	(1,211.1)
Gross Profit		$ 206.7	$ 185.4	$ 185.9
Gross profit %		18.30%	17.30%	13.30%
Operating income (expense)		$ (76.9)	$ (95.5)	$ (235.2)
Operating profit before financial income (expense)		129.8	89.9	(49.3)
Executive Jets [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue		1,130.1	1,071.5	1,397.0
Service and support [Member]
Disclosure of operating segments [line items]
Revenue		1,132.2	920.0	1,245.7
Cost of sales and services		(827.6)	(751.4)	(927.4)
Gross Profit		$ 304.6	$ 168.6	$ 318.3
Gross profit %		26.90%	18.30%	25.60%
Operating income (expense)		$ (143.2)	$ (240.7)	$ (188.3)
Operating profit before financial income (expense)		161.4	(72.1)	130.0
Service and support [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue		1,132.2	920.0	1,245.7
All Other Segments [Member]
Disclosure of operating segments [line items]
Revenue		24.1	11.3	9.2
Cost of sales and services		(34.3)	(20.1)	(17.9)
Gross Profit		$ (10.2)	$ (8.8)	$ (8.7)
Gross profit %		(42.30%)	(77.90%)	(94.60%)
Operating income (expense)		$ (23.1)	$ (22.6)	$ (18.1)
Operating profit before financial income (expense)		(33.3)	(31.4)	(26.8)
All Other Segments [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue		24.1	11.3	9.2
Total reportable Segments [member]
Disclosure of operating segments [line items]
Revenue		4,197.2	3,771.1	5,462.6
Cost of sales and services		(3,537.6)	(3,293.5)	(4,667.1)
Gross Profit		$ 659.6	$ 477.6	$ 795.5
Gross profit %		15.70%	12.70%	14.60%
Operating income (expense)		$ (389.3)	$ (731.8)	$ (872.5)
Operating profit before financial income (expense)		$ 270.3	$ (254.2)	$ (77.0)